Incorporation and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Incorporation and Nature of Operations

Note 1. Incorporation and Nature of Operations

Energy and Water Development Corp. (the “Corporation”, “Company” or “EAWD”), was incorporated under the laws of the State of Florida on December 12, 2007. In September 2019, the Company changed its name from Eurosport Active World Corp. to Energy and Water Development Corp. to better present the Company’s purpose and business sector. We are an engineering services company formed as an outsourcing green tech platform, seeking to exploit renewable energy and water technologies.

On May 7th, 2021, the Company established an official Branch to initiate operations and assist on the establishment of an official subsidiary. On November 9, 2021, the Company established an official Subsidiary of EAWD in Germany to ensure the company is positioned to service its growing business in one of the EU’s most environmentally progressive countries. This subsidiary was incorporated under the name of Energy and Water development Deutschland GmbH (“EAWD Deutschland”), in Hamburg, Germany.

On May 19, 2022, the Company initiated the process for the establishment of an additional Subsidiary of EAWD in Germany to provide logistics services for EAWD Deutschland. This subsidiary has been now fully incorporated under the name of EAWD Logistik GmbH (“EAWD Logistik”), in Frankfurt, Germany.

Note 1. Incorporation and Nature of Operations

Energy and Water Development Corp.  (the “Corporation”, “Company” or “EAWD”), was incorporated under the laws of the State of Florida on December 12, 2007.  In September, 2019, the Company changed its name from Eurosport Active World Corp. to Energy and Water Development Corp. to better present the Company’s purpose and business sector.  We are an engineering services company formed as an outsourcing green tech platform, seeking to exploit renewable energy and water technologies.

On November 9, 2021, the Company established an official Subsidiary of EAWD in Germany to ensure the company is positioned to service its growing business in one of the EU’s most environmentally progressive countries.